INTANGIBLE ASSETS, NET - Amortization, impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NTANGIBLE ASSETS, NET
Amortization expenses for intangible assets	$ 1,622	$ 2,493	$ 2,431
Impairment loss on intangible assets	3,505	0	1,720
Discontinued Operations
NTANGIBLE ASSETS, NET
Amortization expenses for intangible assets	423	1,300	1,153
Impairment loss on intangible assets	$ 0	$ 0	$ 0